Related Party Transactions (Details 2)	12 Months Ended
Dec. 31, 2013
Audi, Mercedes-Benz, Porsche, smart | Fairfield, Connecticut
Related party transactions
Ownership percentage of Equity Method Investment	83.57%
Percentage of operating profit	20.00%
Ownership percentage, option to purchase	20.00%
Audi, Mercedes-Benz, Porsche, smart | Fairfield, Connecticut | Lucio A. Noto
Related party transactions
Ownership percentage of Equity Method Investment	16.43%
Mercedes-Benz | Greenwich, Connecticut
Related party transactions
Ownership percentage of Equity Method Investment	80.00%
Percentage of operating profit	20.00%
Mercedes-Benz | Greenwich, Connecticut | Lucio A. Noto
Related party transactions
Ownership percentage of Equity Method Investment	20.00%
Ferrari, Maserati | Las Vegas, Nevada
Related party transactions
Ownership percentage of Equity Method Investment	50.00%
Lexus, Toyota | Frankfurt, Germany
Related party transactions
Ownership percentage of Equity Method Investment	50.00%
Audi, Lexus, Skoda, Toyota, Volkswagen, Citroen | Aachen, Germany
Related party transactions
Ownership percentage of Equity Method Investment	50.00%
BMW, MINI | Northern Italy
Related party transactions
Ownership percentage of Equity Method Investment	70.00%